Related Parties (Details)			1 Months Ended			12 Months Ended
	Jun. 01, 2021 USD ($) $ / shares	Jun. 01, 2021 ILS (₪) ₪ / shares shares	Apr. 28, 2022 $ / shares	Apr. 19, 2020 USD ($)	Apr. 19, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 $ / shares	Jun. 01, 2021 $ / shares shares	Apr. 19, 2020 $ / shares shares
Related Parties (Details) [Line Items]
Gross monthly fee (in Dollars) | $						$ 5,000
Percentage of ordinary shares owned						20.00%
Exchange rate | (per share)		₪ 3.11					₪ 3.11	$ 1
Exercise price per share										$ 0.068
Vesting year				3 years	3 years
Travel expenses (in Dollars) | $				$ 10,000
Per share exercise price			$ 0.07			$ 0.01
Mr. Dov Farkash [Member]
Related Parties (Details) [Line Items]
Monthly service fee				$ 12,861	₪ 40,000
Exchange rate | (per share)					₪ 3.11					$ 1
Shares purchased (in Shares) | shares					939,164					939,164
Mr. Ran Eisenberg [Member]
Related Parties (Details) [Line Items]
Exchange rate									$ 1
Shares purchased (in Shares) | shares		2,003,346							2,003,346
Vesting year	3 years	3 years
Per share exercise price	$ 0.17
Per share exercise price	$ 0.07
Mr. Ran Eisenberg [Member] | Minimum [Member]
Related Parties (Details) [Line Items]
Monthly service fee	$ 12,861	₪ 40,000
Mr. Ran Eisenberg [Member] | Maximum [Member]
Related Parties (Details) [Line Items]
Monthly service fee		₪ 60,000				$ 19,292
Business Combination [Member]
Related Parties (Details) [Line Items]
Percentge of acquisition							50.00%	50.00%
Chief Executive Officer [Member]
Related Parties (Details) [Line Items]
Description of service agreement						Dr. de la Vega provides the Company management services as the Company’s chief executive officer. Pursuant to the terms of the DBG Services Agreement, as amended, Dr. de la Vega is entitled to a monthly consultancy fee in the amount of NIS 51,750 ($16,640 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT and car allowance in the amount of NIS 2,500 ($804 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT per month plus reimbursement for fuel expenses and tolls. The consultancy monthly fee shall be updated to NIS 65,000 ($20,900 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT per month, if the Company will secure an additional investment of $1,000,000 (such update commenced in April 2019). The liability towards DBG as of December 31, 2021 and 2020 aggregated to NIS 1,774,957 ($570,725 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT and NIS 1,092,000 ($339,657 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) plus VAT, respectively and recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wish to terminate the engagement with Dr. de la Vega, not as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice.
Description of compensation executive						1.An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. 2. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that our pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing. 3. An Equity Based Award: Upon the occurrence of an Exit Event, an equity-based award, in accordance with the following calculation: (i) 0.5% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii) 1.25% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii) 2.0% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000. An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity , or a Person; (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange. To date, the Company did not pay or record any bonus to DBG. In June 2021 the Company engaged with a new chief executive officer and as a result Dr. de la Vega role was changed to chief technology officer commencing that date.
RINC Green Ltd [Member]
Related Parties (Details) [Line Items]
Description of consultancy agreement						1.A one-time payment in the amount of $25,000 (plus VAT) upon an equity investment exceeding $500,000 by an investor that was introduced to the Company by Mr. Zeevi; 2. $150,000 in cash (plus VAT) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average common ordinary share price during the period of 90 days prior to the date upon which the Investment is actually made with an exercise price per share of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021); 3. Options to purchase up to 120,000 of the Company’s ordinary shares, at an exercise price per share of $0.27. The options vest over a period of three years with one third of the options vesting on September 30, 2019, and the remaining two thirds will vest on a quarterly basis over the remaining two years. The options were issued on October 2, 2018; and 4.An equity based award to be granted upon of an Exit Event, in accordance with the following calculation:(i) 0.4% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than US $30,000,000 but less than US $50,000,000 or (ii) 1.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than US $50,000,000.